[AIM LOGO APPEARS HERE]
--Registered Trademark--        Dear Shareholder:

                [PHOTO of       As the end of the six-month reporting period
            Charles T. Bauer    arrived, the U.S. economy continued to move
             Chairman of the    ahead at a lively pace. The Federal Reserve
LETTER      Board of The Fund   Board (the Fed) increased the key federal funds
TO OUR       APPEARS HERE]      rate a total of 75 basis points during 1999.
SHAREHOLDERS                    At the beginning of this reporting period, the
             Fed's primary focus was to stabilize the markets in anticipation of a potential Y2K-related liquidity crisis. Y2K thankfully turned out to be a non-event. As 2000 began, the robust domestic economy
             (coupled with inflationary tendencies in certain commodity prices) compelled the Fed to increase the federal funds rate 25 basis points on March 21 to 6.00%. The Fed will most likely continue to increase short-term rates to contain the equity markets' high growth performance; there is a strong consensus among financial markets that the Fed will increase rates by 25 basis points at the May 16 meeting. If the rate hikes do halt or slow the equity markets' activity, the money market sector anticipates more incoming cash as the year progresses.

             YOUR INVESTMENT PORTFOLIO

             The portfolio's weighted average maturity (WAM) stood at 24 days at the close of the reporting period. The portfolio's Cash Management Class outperformed its comparative indexes as of February 29, 2000, as shown in the table. Net assets of the Cash Management Class stood at $91.6 million at the close of the reporting period.
               The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to IBC Financial Data, Inc.
               The Government & Agency Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies or instrumentalities, as well as repurchase agreements secured by such obligations. Government securities, such as U.S. Treasury bills and notes, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

             YIELDS AS OF 2/29/00

                                                  Average            Seven-Day
                                                Monthly Yield          Yield
             Government & Agency Portfolio
             Cash Management Class                  5.69%              5.71%

             IBC Money Fund Averages(TM)
             U.S. Treasury/Repurchase Agreements    4.93%              4.98%

             IBC Money Fund Averages(TM)
             Government Only/Institutions Only      5.26%              5.32%


                                                                     (continued)

             OUTLOOK FOR THE FUTURE

             Gross domestic product growth for the fourth quarter of 1999 was at an annualized rate of 7.3%, and for the year 4.2%. There is no evidence of a slowdown; there is no inventory drop-off, and consumer spending continues to increase. February's rate increase has had a minimal effect on the U.S. economy, which continues full steam ahead. The Fed will probably continue to raise interest rates until a substantial correction occurs within the equity markets. In February, the current period of economic expansion became the longest in U.S. history. Many analysts expect this growth to continue through at least the first half of 2000. It seems that the same story that dogged markets in 1999 is so far continuing, with persistent upward pressure on interest rates.
               We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005 if we may help.

             Respectfully submitted,

             /s/ CHARLES T. BAUER
             Charles T. Bauer
             Chairman

SCHEDULE OF INVESTMENTS
February 29, 2000
(Unaudited)

                                                            PAR
                                                 MATURITY  (000)     VALUE
U.S. GOVERNMENT AGENCY SECURITIES(a) - 26.41%

FEDERAL HOME LOAN MORTGAGE CORP. DISCOUNT NOTES - 13.84%

 5.53%                                           03/09/00 $ 7,000 $ 6,991,398
-----------------------------------------------------------------------------
 5.68%                                           03/21/00  15,000  14,952,667
-----------------------------------------------------------------------------
 5.46%                                           03/29/00   7,000   6,970,273
-----------------------------------------------------------------------------
 5.58%                                           04/06/00  10,000   9,944,200
-----------------------------------------------------------------------------
 5.58%                                           04/14/00   7,000   6,952,260
-----------------------------------------------------------------------------
 5.58%                                           04/26/00   5,000   4,956,600
-----------------------------------------------------------------------------
 5.49%                                           05/10/00   3,025   2,992,738
-----------------------------------------------------------------------------
 5.60%                                           05/17/00   5,000   4,940,111
-----------------------------------------------------------------------------
 5.82%                                           06/13/00   3,937   3,870,806
-----------------------------------------------------------------------------
 5.94%                                           08/17/00  10,000   9,721,150
-----------------------------------------------------------------------------
                                                                   72,292,203
-----------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES - 12.57%

 5.60%                                           04/10/00   5,000   4,968,889
-----------------------------------------------------------------------------
 5.56%                                           05/05/00  10,000   9,899,611
-----------------------------------------------------------------------------
 5.82%                                           06/08/00   4,932   4,853,063
-----------------------------------------------------------------------------
 5.83%                                           06/22/00   7,000   6,872,012
-----------------------------------------------------------------------------
 5.81%                                           07/13/00  15,000  14,675,608
-----------------------------------------------------------------------------
 5.80%                                           07/20/00  10,000   9,772,833
-----------------------------------------------------------------------------
 5.89%                                           08/03/00  10,000   9,746,403
-----------------------------------------------------------------------------
 5.89%                                           08/10/00   5,000   4,867,475
-----------------------------------------------------------------------------
                                                                   65,655,894
-----------------------------------------------------------------------------
   Total U.S. Government Agency Securities (Cost $137,948,097)    137,948,097
-----------------------------------------------------------------------------
   Total Investments (excluding Repurchase Agreements)            137,948,097
-----------------------------------------------------------------------------

REPURCHASE AGREEMENTS(b) - 74.05%

Bank One Capital Markets, Inc.(c)
 5.87%                                           03/01/00 127,000 127,000,000
-----------------------------------------------------------------------------
Barclays Capital Inc.(d)
 5.87%                                           03/01/00  25,000  25,000,000
-----------------------------------------------------------------------------
Deutsche Bank Securities Corp.(e)
 5.86%                                           03/01/00  25,000  25,000,000
-----------------------------------------------------------------------------
First Union Capital Markets(f)
 5.87%                                           03/01/00  25,000  25,000,000
-----------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.(g)
 5.85%                                           03/01/00   7,802   7,802,095
-----------------------------------------------------------------------------

                                                     PAR
                                         MATURITY   (000)      VALUE
REPURCHASE AGREEMENTS(b) - (Continued)

Societe Generale Cowen Securities(h)
 5.87%                                   03/01/00 $ 25,000  $ 25,000,000
-------------------------------------------------------------------------
Warburg Dillon Read LLC(i)
 5.87%                                   03/01/00  127,000   127,000,000
-------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale(j)
 5.87%                                   03/01/00   25,000    25,000,000
-------------------------------------------------------------------------
   Total Repurchase Agreements (Cost $386,802,095)           386,802,095
-------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.46% (Cost $524,750,192)              524,750,192
-------------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS - (0.46)%                       (2,410,978)
-------------------------------------------------------------------------
NET ASSETS - 100.00%                                        $522,339,214
=========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U.S. Government Agency Discount Notes are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 02/29/00 with a maturing value of $500,081,528. Collateralized by $515,023,000 U.S. Government obligations, 0% to 8.00% due 03/01/00 to 08/25/14 with an aggregate market value at 02/29/00 of $510,003,862.
(d) Joint repurchase agreement entered into 02/29/00 with a maturing value of $396,637,718. Collateralized by $419,860,000 U.S. Government obligations, 0% to 6.25% due 04/13/00 to 05/15/29 with an aggregate market value at 02/29/00 of $404,505,314.
(e) Joint repurchase agreement entered into 02/29/00 with a maturing value of $100,016,278. Collateralized by $101,295,000 U.S. Government obligations, 6.35% due 01/05/01 with a market value at 02/29/00 of $102,000,599.
(f) Joint repurchase agreement entered into 02/29/00 with a maturing value of $150,024,458. Collateralized by $156,510,000 U.S. Government obligations, 0% to 7.42% due 07/06/00 to 12/27/17 with an aggregate market value at 02/29/00 of $153,002,600.
(g) Joint repurchase agreement entered into 02/29/00 with a maturing value of $150,024,375. Collateralized by $164,246,000 U.S. Government obligations, 0% to 8.25% due 03/01/00 to 06/15/44 with an aggregate market value at 02/29/00 of $153,000,487.
(h) Joint repurchase agreement entered into 02/29/00 with a maturing value of $200,032,611. Collateralized by $206,650,000 U.S. Government obligations, 0% to 6.875% due 06/01/00 to 01/15/05 with an aggregate market value at 02/29/00 of $204,474,729.
(i) Joint repurchase agreement entered into 02/29/00 with a maturing value of $500,081,528. Collateralized by $505,552,783 U.S. Government obligations, 0% to 9.375% due 03/07/00 to 01/15/30 with an aggregate market value at 02/29/00 of $510,001,318.
(j) Joint repurchase agreement entered into 02/29/00 with a maturing value of $150,024,458. Collateralized by $153,358,000 U.S. Government obligations, 0% due 03/15/00 with a market value at 02/29/00 of $153,000,216.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2000
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value (amortized cost)         $137,948,097
--------------------------------------------------------------------------------------------
Repurchase agreements                                                            386,802,095
--------------------------------------------------------------------------------------------
Interest receivable                                                                   63,059
--------------------------------------------------------------------------------------------
Investment for deferred compensation plan                                              8,646
--------------------------------------------------------------------------------------------
Other assets                                                                          19,222
--------------------------------------------------------------------------------------------
  Total assets                                                                   524,841,119
--------------------------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                                         2,387,646
--------------------------------------------------------------------------------------------
 Deferred compensation                                                                 8,646
--------------------------------------------------------------------------------------------
Accrued administrative services fees                                                  17,375
--------------------------------------------------------------------------------------------
Accrued distribution fees                                                             32,180
--------------------------------------------------------------------------------------------
Accrued transfer agent fees                                                            6,643
--------------------------------------------------------------------------------------------
Accrued trustees' fees                                                                 1,990
--------------------------------------------------------------------------------------------
Accrued operating expenses                                                            47,425
--------------------------------------------------------------------------------------------
  Total liabilities                                                                2,501,905
--------------------------------------------------------------------------------------------
NET ASSETS                                                                      $522,339,214
============================================================================================

NET ASSETS:

Institutional Class                                                             $325,686,107
============================================================================================
Private Investment Class                                                        $ 51,055,036
============================================================================================
Cash Management Class                                                           $ 91,595,264
============================================================================================
Resource Class                                                                  $ 54,002,805
============================================================================================
Personal Investment Class                                                       $          1
============================================================================================
Reserve Class                                                                   $          1
============================================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                                              325,686,107
============================================================================================
Private Investment Class                                                          51,055,036
============================================================================================
Cash Management Class                                                             91,595,264
============================================================================================
Resource Class                                                                    54,002,805
============================================================================================
Personal Investment Class                                                                  1
============================================================================================
Reserve Class                                                                              1
============================================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share                        $       1.00
============================================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 29, 2000
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $12,341,344
------------------------------------------------------------------

EXPENSES:

Advisory fees                                             222,359
------------------------------------------------------------------
Custodian fees                                              9,912
------------------------------------------------------------------
Administrative services fees                               66,072
------------------------------------------------------------------
Trustees' fees                                              5,091
------------------------------------------------------------------
Transfer agent fees                                        38,817
------------------------------------------------------------------
Distribution fees (see Note 2)                            209,847
------------------------------------------------------------------
Other                                                      62,387
------------------------------------------------------------------
  Total expenses                                          614,485
------------------------------------------------------------------
Less: Fee waivers and reimbursements                     (335,687)
------------------------------------------------------------------
  Net expenses                                            278,798
------------------------------------------------------------------
Net investment income                                  12,062,546
------------------------------------------------------------------
Net increase in net assets resulting from operations  $12,062,546
==================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 29, 2000 and year ended August 31, 1999 (Unaudited)

                                                           FEBRUARY 29,   AUGUST 31,
                                                               2000          1999
                                                           ------------  ------------
OPERATIONS:
 Net investment income                                     $ 12,062,546  $ 11,215,411
--------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations       12,062,546    11,215,411
--------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Institutional Class                                        (7,238,012)   (5,533,351)
--------------------------------------------------------------------------------------
  Private Investment Class                                   (1,223,927)   (1,913,875)
--------------------------------------------------------------------------------------
  Personal Investment Class                                      (2,653)           --
--------------------------------------------------------------------------------------
  Cash Management Class                                      (2,315,265)   (3,191,932)
--------------------------------------------------------------------------------------
  Resource Class                                             (1,277,909)     (576,253)
--------------------------------------------------------------------------------------
  Reserve Class                                                  (4,780)           --
--------------------------------------------------------------------------------------
Share transactions-net (see Note 4)                         243,154,102   279,185,112
--------------------------------------------------------------------------------------
  Net increase in net assets                                243,154,102   279,185,112
--------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                       279,185,112            --
--------------------------------------------------------------------------------------
  End of period                                            $522,339,214  $279,185,112
======================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                            $522,339,214  $279,185,112
======================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 29, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business Trust consisting of three different portfolios, each of which offers separate series of shares: the Treasury Portfolio, the Government & Agency Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Government & Agency Portfolio (the
"Portfolio"), with the assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio currently offers different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a maximum annual rate of 0.10% to the average daily net assets of the Portfolio. During the six months ended February 29, 2000, AIM waived fees and reimbursed expenses of $270,020.

   The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended February 29, 2000, AIM was paid $66,072 for such services.
   The Fund, pursuant to a transfer agency and shareholder service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the six months ended February 29, 2000, AFS was paid $36,235 for such services.
   Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, the Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that the compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class equals 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, maximum annual rate of the average daily net assets attributable to such class. During the six months ended February 29, 2000, the Private Investment Class, the Cash Management Class, the Resource Class, the Personal Investment Class and the Reserve Class paid $70,943, $34,301, $37,900, $252 and $784, respectively, as compensation under the Plan. FMC waived fees of $65,667 for the same period.
   Certain officers and trustees of the Trust are officers of AIM, FMC and AFS. During the six months ended February 29, 2000, the Portfolio paid legal fees of $1,844 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION

Changes in shares outstanding during the six months ended February 29, 2000 and the year ended August 31, 1999:

                                            FEBRUARY 29, 2000              AUGUST 31, 1999
                                      ------------------------------  --------------------------
                                          SHARES          AMOUNT         SHARES        AMOUNT
                                      --------------  --------------  ------------  ------------
Sold:
  Institutional Class                  1,318,603,428  $1,318,603,428   596,607,970  $596,607,970
-------------------------------------------------------------------------------------------------
  Private Investment Class                66,261,748      66,261,748   101,447,592   101,447,592
-------------------------------------------------------------------------------------------------
  Cash Management Class                  219,185,143     219,185,143   281,678,849   281,678,849
-------------------------------------------------------------------------------------------------
  Resource Class                         401,722,852     401,722,852   167,590,664   167,590,664
-------------------------------------------------------------------------------------------------
  Personal Investment Class*                 796,001         796,001            --            --
-------------------------------------------------------------------------------------------------
  Reserve Class*                           6,115,326       6,115,326            --            --
-------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Institutional Class                      3,575,171       3,575,171     3,376,023     3,376,023
-------------------------------------------------------------------------------------------------
  Private Investment Class                 1,095,566       1,095,566     1,572,109     1,572,109
-------------------------------------------------------------------------------------------------
  Cash Management Class                    2,155,672       2,155,672     2,457,651     2,457,651
-------------------------------------------------------------------------------------------------
  Resource Class                             585,468         585,468       383,792       383,792
-------------------------------------------------------------------------------------------------
  Personal Investment Class*                      --              --            --            --
-------------------------------------------------------------------------------------------------
  Reserve Class*                               4,242           4,242            --            --
-------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class                 (1,136,352,435) (1,136,352,435) (460,124,050) (460,124,050)
-------------------------------------------------------------------------------------------------
  Private Investment Class               (58,830,322)    (58,830,322)  (60,491,657)  (60,491,657)
-------------------------------------------------------------------------------------------------
  Cash Management Class                 (214,858,934)   (214,858,934) (199,023,117) (199,023,117)
-------------------------------------------------------------------------------------------------
  Resource Class                        (359,989,257)   (359,989,257) (156,290,714) (156,290,714)
-------------------------------------------------------------------------------------------------
  Personal Investment Class*                (796,000)       (796,000)           --            --
-------------------------------------------------------------------------------------------------
  Reserve Class*                          (6,119,567)     (6,119,567)           --            --
-------------------------------------------------------------------------------------------------
Net increase                             243,154,102  $  243,154,102   279,185,112  $279,185,112
=================================================================================================

* The Personal Investment Class and Reserve Class commenced sales on January 31, 2000 and January 26, 2000, respectively.

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of the Cash Management Class outstanding during the six months ended February 29, 2000 and the year ended August 31, 1999.

                                                     FEBRUARY 29,   AUGUST 31,
                                                         2000          1999
                                                     ------------   ----------
Net asset value, beginning of period                   $  1.00       $  1.00
----------------------------------------------------   -------       -------
Income from investment operations:
 Net investment income                                    0.03          0.05
----------------------------------------------------   -------       -------
Less distributions:
 Dividends from net investment income                    (0.03)        (0.05)
----------------------------------------------------   -------       -------
Net asset value, end of period                         $  1.00       $  1.00
====================================================   =======       =======
Total return(a)                                           2.71%         4.98%
====================================================   =======       =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $91,595       $85,113
====================================================   =======       =======
Ratio of expenses to average net assets:
 Including fee waivers and/or expense reimbursements      0.14%(b)      0.14%
====================================================    =======       =======
 Excluding fee waivers and/or expense reimbursements      0.28%(b)      0.30%
====================================================    =======       =======
Ratio of net investment income to average net assets      5.41%(b)      4.83%
====================================================    =======       =======

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $86,224,758.

                              TRUSTEES
Charles T. Bauer                                      Carl Frischling
Bruce L. Crockett                                    Robert H. Graham                Short-Term
Owen Daly II                                       Prema Mathai-Davis                Investments Trust
Edward K. Dunn, Jr.                                  Lewis F. Pennock                (STIT)
Jack M. Fields                                         Louis S. Sklar

                              OFFICERS

Charles T. Bauer                                             Chairman
Robert H. Graham                                            President                Government &
Gary T. Crum                                       Sr. Vice President                Agency
Carol F. Relihan                       Sr. Vice President & Secretary                Portfolio
Dana R. Sutton                             Vice President & Treasurer                --------------------------------------------
Melville B. Cox                                        Vice President                Cash                                  SEMI-
Karen Dunn Kelley                                      Vice President                Management                            ANNUAL
J. Abbott Sprague                                      Vice President                Class                                 REPORT
Mary J. Benson         Assistant Vice President & Assistant Treasurer
Sheri Morris           Assistant Vice President & Assistant Treasurer
Renee A. Friedli                                  Assistant Secretary
P. Michelle Grace                                 Assistant Secretary                                             FEBRUARY 29, 2000
Nancy L. Martin                                   Assistant Secretary
Ofelia M. Mayo                                    Assistant Secretary
Lisa A. Moss                                      Assistant Secretary
Kathleen J. Pflueger                              Assistant Secretary
Samuel D. Sirko                                   Assistant Secretary
Stephen I. Winer                                  Assistant Secretary

                     INVESTMENT ADVISOR
                    A I M Advisors, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173
                        800-347-1919

                         DISTRIBUTOR
                   Fund Management Company
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173
                        800-659-1005

                         CUSTODIAN
                   The Bank of New York
              90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
            Ballard Spahr Andrews & Ingersoll, LLP
               1735 Market Street, 51st Floor
                Philadelphia, PA 19103-7599

                 LEGAL COUNSEL TO TRUSTEES
           Kramer, Levin, Naftalis & Frankel LLP
                     919 Third Avenue
                    New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
               11 Greenway Plaza, Suite 100
                  Houston, TX 77046-1173                                                   [LOGO APPEARS HERE]
                                                                                         Fund Management Company

 This report may be distributed only to current shareholders or to persons who have received a current prospectus.

GAP-SAR-3